Income Taxes	12 Months Ended
Mar. 31, 2026
Income Taxes [Abstract]
Income Taxes

12. Income Taxes

Cayman Islands and British Virgin Islands

The Company is incorporated in Cayman Islands and Skyline Builders (BVI) Holding Limited is incorporated in the British Virgin Islands and are not subject to tax on income or capital gains under current Cayman Islands law and British Virgin Islands law, respectively. In addition, upon payments of dividends by these entities to their shareholders, no withholding tax will be imposed.

United States (Delaware)

The Company established Global Critical Minerals LLC (“GCM LLC”), a wholly-owned subsidiary incorporated as a limited liability company in the State of Delaware, United States of America. GCM LLC is treated as a disregarded entity for U.S. federal income tax purposes, and its results (if any) are included in the Company’s consolidated U.S. tax filings as a branch of the foreign parent.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. Hong Kong profit tax rates are 8.25% on assessable profits up to US$256,131 (HK$2,000,000), and 16.5% on any part of assessable profits over US$256,131 (HK$2,000,000).

The components of the income tax expense are as follows:

	Year Ended March 31,
	2026	2025	2024
Current
Hong Kong	$175,964	$230,592	$267,209
Deferred
Hong Kong	(1,352,524)	(51,267)	(116,475)
Provision for income taxes	$(1,176,560)	$179,325	$150,734

The following table reconciles Hong Kong statutory rates to the Company’s effective tax:

	2026		2025		2024
	Amount	Rate	Amount	Rate	Amount	Rate
Profit before income taxes***	$7,887,242		$906,772		$1,080,646
Hong Kong Profits Tax rate	16.5%		16.5%		16.5%
Income taxes computed at Hong Kong Profits Tax rate	1,301,395	16.5%	149,617	16.5%	178,307	16.5%
Reconciling items:
Tax allowance at the statutory tax rates##	—	0.0%	48,709	5.4%	—
Tax effect of income that is not taxable*	(3,776,428)	(47.9)%	(4,493)	(0.5)%	(2,753)	(0.3)%
Tax effect of expenses that are not deductible**	1,543,220	19.6%	7,763	0.9%	5,866	0.5%
Temporary difference	58,956	0.7%	(903)	(0.1)%	(9,220)	(0.9)%
Statutory tax deduction#	(768)	0.0%	(193)	0.0%	(383)	0.0%
Overprovsion in prior years	(281,805)	(3.6)%	—		—
Effect of two-tier tax rate	(21,130)	(0.3)%	(21,175)	(2.3)%	(21,083)	(2.0)%
Income tax (credit) expense	$(1,176,560)	(14.9)%	$179,325	19.8%	$150,734	13.9%

*	Income that is not taxable mainly consisted of gain on acquisition of subsidiary, fair value gain of other investments, equity in net income of a affiliates, bank interest income and change in cash value of life insurance policy, which are non-taxable under Hong Kong income tax law.

**	Expenses that are not deductible mainly consisted of share-based compensation expense, fair value loss of convertible debt, interest on bank overdrafts, stamp duty and equity in net losses of affiliates, which are non-deductible under Hong Kong income tax law.

***	Profit before income taxes included equity in net income/(losses) of affiliates.

#	It represents a reduction granted by the Hong Kong SAR Government of 100% of the tax payable subject to a maximum reduction of HK$3,000, HK$1,500 and HK$3,000 for each business during the years ended March 31,2026, 2025 and 2024, respectively.

##	It represents tax allowance at the statutory tax rates for companies incorporated in Cayman Islands and British Virgin Islands.

The Company measures deferred tax assets and liabilities based on the difference between carrying amount of assets and liabilities and their respective tax bases at the applicable tax rates. Components of the Company’s deferred tax assets and liability are as follows:

	As of March 31,
	2026	2025
Deferred tax assets (liabilities):
Property, plant and equipment, net	$(3,778)	$3,554
Finance lease right-of-use assets, net	(1,116)	(11,734)
Operating lease right-of-use assets, net	(22,392)	(26,170)
Operating lease liabilities	21,232	23,442
Provision for allowance of credit losses	1,412,705	66,112
Other liabilities	5,360	10,037
Deferred tax assets (liabilities), gross	1,412,011	65,241
Less: valuation allowance	—	—
Deferred tax assets (liabilities), net	$1,412,011	$65,241

The Company evaluates both positive and negative evidence in assessing the realizability of deferred tax assets, including the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the historical expiration of tax attributes and feasible tax planning alternatives. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which those temporary differences become deductible for tax purposes. The Company did not recognize any valuation allowance as of March 31, 2026 and 2025.

The Company evaluates both positive and negative evidence in assessing the realizability of deferred tax assets, including the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the historical expiration of tax attributes and feasible tax planning alternatives. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which those temporary differences become deductible for tax purposes. The Company did not recognize any valuation allowance as of March 31, 2026 and 2025.

Income tax payable consist of the following as of March 31:

	2026	2025
Income tax payable	$(413,940)	$(372,816)

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of March 31, 2026 and 2025, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income taxes for the years ended March 31, 2026, 2025 and 2024. The Company also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from March 31, 2026.